SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of information about warrant activity
	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2020	13,636,365	$0.05
Exercised	(4,727,273)	0.05
Balance, July 31, 2021	8,909,092	0.05
Exercised	(8,909,092)	0.05
Balance, July 31, 2022	-	$-

Disclosure of information about Stock option
	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2020	-	$-
Exercised	-	-
Balance, July 31, 2021	-	-
Granted	1,995,700	0.20
Exercised	(1,000,000)	0.20
Balance, July 31, 2022	995,700	$0.20

Disclosure of information about stock options outstanding
	Outstanding Options	Exercise Price
January 11, 2032	955,700	$0.20